Goodwill and intangible assets - Reconciliation of intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 175,117
Intangible assets and goodwill at end of period	189,210	$ 175,117
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	314,788	272,029
Additions and amortization charge for the period	13,559	36,107
Net exchange differences	1,464	6,652
Intangible assets and goodwill at end of period	329,811	314,788
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(139,671)	(138,802)
Additions and amortization charge for the period	(930)	(869)
Intangible assets and goodwill at end of period	(140,601)	(139,671)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	19,149
Intangible assets and goodwill at end of period	19,149	19,149
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	132,251	132,251
Net exchange differences	0	0
Intangible assets and goodwill at end of period	132,251	132,251
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(113,102)	(113,102)
Intangible assets and goodwill at end of period	(113,102)	(113,102)
Fund management contracts (indefinite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	146,031
Intangible assets and goodwill at end of period	160,973	146,031
Fund management contracts (indefinite life) | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	146,031	103,470
Additions and amortization charge for the period	13,559	36,107
Net exchange differences	1,383	6,454
Intangible assets and goodwill at end of period	160,973	146,031
Fund management contracts (indefinite life) | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Additions and amortization charge for the period	0	0
Intangible assets and goodwill at end of period	0	0
Fund management contracts (finite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	9,937
Intangible assets and goodwill at end of period	9,088	9,937
Fund management contracts (finite life) | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	36,506	36,308
Additions and amortization charge for the period	0	0
Net exchange differences	81	198
Intangible assets and goodwill at end of period	36,587	36,506
Fund management contracts (finite life) | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(26,569)	(25,700)
Additions and amortization charge for the period	(930)	(869)
Intangible assets and goodwill at end of period	$ (27,499)	$ (26,569)